Offerings	Aug. 14, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	152,672
Proposed Maximum Offering Price per Unit	6.55
Maximum Aggregate Offering Price	$ 1,000,001.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 138.10
Offering Note	Includes [●] shares subject to the additional subscription privilege.

Estimated solely for the purpose of calculating fee as required by Rule 457(o) under the Securities Act of 1933 based upon the net asset value of $6.30 on July 31, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Rights to Purchase Common Stock
Amount Registered | shares	312,142,253
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Evidencing the rights to subscribe for shares of common stock of the Registrant being registered herewith. Pursuant to Rule 457(g) of the Securities Act of 1933, no separate registration fee is required for the rights because the rights are being registered on the same registration statement as the common stock of the Registrant underlying the rights.